Debt - Summary of Estimated Future Contract Payments (Detail) - Floating Production Storage And Offloading [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Estimated Future Contract Payments [line items]
2019	$ 25,267
2020	25,267
2021	25,267
2022	18,950
Total	$ 94,751